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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   November 14, 2006
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $2,417,708

List of Other Included Managers:

None


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FORM 13F
30-Sep-06


                                                                                         Voting Authority
                                                                                         ----------------
                                                     Value   Shares/  Sh/  Put/  Invstmt Other
Name of Issuer                   Title of clasCUSIP (x$1000) Prn Amt  Prn  Call  Dscretn Managers    Sole     Shared    None
------------------------------   ------------------ -------- -------- ---  ----  ------- -------- ---------   ------   ------
AMB Property Corp                COM    00163T109     18776     340700 SH        Sole                147400            193300
Acadia Realty Trust              COM    004239109     39074    1532305 SH        Sole                619198            913107
American Financial Realty Trus   COM    02607P305      1895     169800 SH        Sole                 84700             85100
American Tower Corp              COM    029912201     47070    1289600 SH        Sole                556400            733200
Apartment Inv & Mgmt Co          COM    03748R101     95685    1758600 SH        Sole                613600           1145000
BRE Properties Inc               COM    05564E106     65207    1091700 SH        Sole                260800            830900
BioMed Realty Trust Inc          COM    09063H107     52048    1715500 SH        Sole                394600           1320900
Boston Properties Inc            COM    101121101     84084     813666 SH        Sole                173600            640066
Brookfield Properties Corp       COM    112900105    138710    3927250 SH        Sole               1150500           2776750
Camden Property Trust            COM    133131102     98720    1298773 SH        Sole                391470            907303
Crown Castle International Cor   COM    228227104     36903    1047200 SH        Sole                387700            659500
Digital Realty Trust Inc         COM    253868103    116192    3709849 SH        Sole               1188449           2521400
Equity Office Properties Trust   COM    294741103    200812    5050600 SH        Sole               1481200           3569400
Equity Residential               COM    29476L107    156430    3092725 SH        Sole                616340           2476385
Essex Property Trust Inc         COM    297178105     71322     587500 SH        Sole                176800            410700
Forest City Enterprises Inc -    COM    345550107     16632     306300 SH        Sole                275600             30700
Healthcare Realty Trust Inc      COM    421946104     29038     756000 SH        Sole                247600            508400
Hilton Hotels Corp               COM    432848109      6536     234700 SH        Sole                209600             25100
Hongkong Land Holdings Ltd       COM    BMG4587L1      6764    1743300 SH        Sole               1661300             82000
Host Hotels & Resorts Inc        COM    44107P104         0          1 SH        Sole                                       1
Huntingdon REIT                  COM    446027104      2022    1026300 SH        Sole                909400            116900
LaSalle Hotel Properties         COM    517942108     44874    1035400 SH        Sole                308700            726700
Mid-America Apartment Communit   COM    59522J103      8571     140000 SH        Sole                124100             15900
Nationwide Health Properties I   COM    638620104     12266     458700 SH        Sole                152100            306600
ProLogis                         COM    743410102    139972    2453066 SH        Sole                607797           1845269
Public Storage Inc               COM    74460D109       388       4508 SH        Sole                  4508
Realogy Corp                     COM    75605E100      1089      48025 SH        Sole                 42600              5425
Reckson Associates Realty Corp   COM    75621K106      1352      31600 SH        Sole                 31600
SBA Communications Corp          COM    78388J106     41979    1725400 SH        Sole                794300            931100
SL Green Realty Corp             COM    78440X101    179234    1604600 SH        Sole                469200           1135400
Simon Property Group Inc         COM    828806109    170702    1883710 SH        Sole                426546           1457164
Starwood Hotels & Resorts Worl   COM    85590A401     71047    1242300 SH        Sole                371900            870400
Strategic Hotels & Resorts Inc   COM    86272T106     47044    2366400 SH        Sole                593600           1772800
Sunrise Senior Living Inc        COM    86768K106     14499     485400 SH        Sole                432700             52700
Trizec Properties Inc            COM    89687P107      3171     109700 SH        Sole                 60900             48800
Urstadt Biddle Properties Inc    COM    917286205      2166     119200 SH        Sole                 81900             37300
Ventas Inc                       COM    92276F100     86712    2249921 SH        Sole                580446           1669475
Vornado Realty Trust             COM    929042109     62795     576100 SH        Sole                                  576100
Wyndham Worldwide Corp           COM    98310W108      1475      52740 SH        Sole                 46800              5940
BPO Properties Ltd               COM    05565B101      2049      42400 SH        Sole                 36500              5900
Boardwalk REIT                   COM    096631106     82077    2845800 SH        Sole               1132700           1713100
Dundee REIT                      COM    265270108     10122     326800 SH        Sole                141400            185400
Northern Property REIT           COM    665624102      2026      99100 SH        Sole                 99100
Primaris Retail REIT             COM    74157U109      2030     124500 SH        Sole                124500
Retirement Residences REIT       COM    76130C106      2162     307900 SH        Sole                 99800            208100
RioCan REIT                      COM    766910103     33523    1558800 SH        Sole                311700           1247100
Summit REIT                      COM    865916100     24629     921800 SH        Sole                                  921800
Pirelli & C Real Estate SpA      COM    IT0003270      5602      94200 SH        Sole                 88500              5700
Prologis European Properties     COM                   4289     230000 SH        Sole                230000
Societe Immobiliere de Locatio   COM    FR0000050      2932      21600 SH        Sole                 21600
Vivacon AG                       COM    DE0006048     12701     517672 SH        Sole                504472             13200
Champion REIT                    COM    HK2778034      2190    4398000 SH        Sole               4398000
Great Eagle Holdings Ltd         COM    BMG4069C1      2785     764000 SH        Sole                764000
Ascendas REIT                    COM    SG1M77906      2910    2147000 SH        Sole               2022000            125000
CapitaCommercial Trust           COM    SG1P32918     10822    7768000 SH        Sole               7768000
CapitaLand Ltd                   COM    SG1J27887      6799    2135800 SH        Sole               2023000            112800
Macquarie International Infras   COM    BMG5759W1      4052    6766000 SH        Sole               6219300            546700
Singapore Land Ltd               COM    SG1S69002      2786     563000 SH        Sole                563000
Suntec Real Estate Investment    COM    SG1Q52922      7602    8148000 SH        Sole               8148000
Allan Gray Property Trust        COM    ZAE000013      1094    1646197 SH        Sole               1518097            128100
Growthpoint Properties LTD       COM    ZAE000037      1066     759111 SH        Sole                700211             58900
Hospitality Property Fund - A    COM    ZAE000076       173     111880 SH        Sole                111880
Hospitality Property Fund - B    COM    AU000000R       264     181593 SH        Sole                181593
Redefine Income Fund Ltd.        COM    ZAE000023      1134    1646200 SH        Sole               1524200            122000
British Land Co PLC              COM    GB0001367      3416     133800 SH        Sole                127500              6300
Great Portland Estates Plc       COM    GB00B01FL      2257     199333 SH        Sole                199333
Hammerson Plc                    COM    GB0004065      2792     113700 SH        Sole                107100              6600
Land Securities Group PLC        COM    GB0031809      3496      94900 SH        Sole                 90400              4500
Millennium & Copthorne Hotels    COM    GB0005622       555      61550 SH        Sole                 61550
Shaftesbury Plc                  COM    GB0007990      1076      95719 SH        Sole                 95719
Dundee REIT Convertible Bond            265270AB4      3041       2978 PRN       Sole                  2646               332
REPORT SUMMARY                      71 DATA RECORDS 2417708          0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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